Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Reserved Shares of Authorized but Unissued Common Stock

As of December 31, 2013 and December 31, 2012, the Company had reserved shares of authorized but unissued common stock as follows:

	Shares Reserved December 31, 2013	Shares Reserved December 31, 2012
Outstanding common stock warrants	1,742,727	28,208
Equity incentive plans	577,294	140,474
Convertible preferred stock	—	661,059

Total reserved shares of common stock	2,320,021	829,741